Provisions	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Provisions

25.	Provisions

		Current liabilities		Non-current liabilities
	Notes	June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022
Provisions for litigation	26	121	106	1,347	1,186
Employee post retirement obligation	27	68	66	1,353	1,260
Payroll, related charges and other remunerations		660	864	-	-
		849	1,036	2,700	2,446